Leases - Schedule of Maturities of Lease Liabilities for the Company's Operating and Finance Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022 (remaining six months)	$ 242	$ 326
2023	494	332
2024	507	341
2025	507	282
2026	421	180
Thereafter	119	0
Total lease payments	2,290	1,461
Less: imputed interest	(396)	(241)
Total operating lease liabilities	1,894	1,220	$ 1,414
2022 (remaining six months)	20	40
2023	40	40
2024	40	40
2025	10	7
2026		0
Thereafter		0
Total lease payments	110	127
Less: imputed interest	(10)	(13)
Present value of lease liabilities	100	114	$ 145
2022 (remaining six months)	262	366
2023	534	372
2024	547	381
2025	517	289
2026	421	180
Thereafter	119	0
Total lease payments	2,400	1,588
Less: imputed interest	(406)	(254)
Present value of lease liabilities	$ 1,994	$ 1,334